Thomas S. Harman

+1.202.373.6725

thomas.harman@morganlewis.com

VIA EDGAR

February 28, 2017

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:      Nuveen Municipal High Income Opportunity Fund (File Nos. 333-211793 and 811- 21449)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), I hereby certify on behalf of Nuveen Municipal High Income Opportunity Fund (the “Fund”) that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from those included as part of Post-Effective Amendment No. 1 to the Fund’s Registration Statement on Form N-2, which was filed electronically with the SEC via EDGAR Accession No. 0001193125-17-038505 on February 10, 2017.

Please contact me at (202) 373-6725 with your questions or comments.

Sincerely,

/s/ Thomas S. Harman
Thomas S. Harman

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001